NET LOSS PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Loss Per Common Share
Basic and diluted net loss per common share for the three months ended March 31, 2026 and 2025 was calculated as follows:

	FOR THE THREE MONTHS ENDED MARCH 31,
(in thousands except share and per share amounts)	2026	2025
Net loss	$(8,278)	$(9,439)
Weighted-average number of common shares outstanding, basic and diluted	5,688,584	5,597,528
Net loss per common share, basic and diluted	$(1.46)	$(1.69)

Basic and diluted loss per common share were calculated as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands except share and per share amounts)	2025	2024
Net loss	$(8,978)	$(57,775)
Weighted-average number of common shares outstanding, basic and diluted	5,629,370	5,443,332

Net loss per common share, basic and diluted	$(1.59)	$(10.61)